Net Profit (Loss) Per Share (Schedule of Details of Number of Shares and Loss Used in Computation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
Basic and diluted profit (loss) from continued operation, Weighted average number of shares	27,244,475	27,209,878	27,178,839
Basic and diluted profit (loss) from continued operation, Loss	$ (13,551)	$ (9,276)	$ 2,066
Basic and diluted profit (loss) from discontinued operation, Weighted average number of shares	0	27,209,878	27,178,839
Basic and diluted profit (loss) from discontinued operation, Profit	$ 0	$ 80	$ 2,889